Consolidated Changes in Equity $ in Thousands		USD ($) shares		Total equity attributable to Company shareholders USD ($)	Capital stock USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive (loss), Total USD ($)	Cumulative translation adjustment account USD ($)	Reserve for cash flow hedges USD ($)	Deficit USD ($)		Non-controlling interest USD ($)
Beginning balance, equity (in shares) at Dec. 31, 2018 | shares					58,650,310
Beginning balance, equity at Dec. 31, 2018		$ 261,428		$ 249,847	$ 350,267	$ 17,074	$ (21,680)	$ (24,170)	$ 2,490	$ (95,814)		$ 11,581
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		359,375			359,375
Exercise of stock options (Note 18)		$ 3,278		3,278	$ 3,278
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0	38	(38)
Change in excess tax benefit on outstanding share-based awards (Note 5)		21		21		21
Share-based compensation (Note 18)		645		645		701				(56)	[1]
Share-based compensation expense credited to capital on options exercised (Note 18)		0		0	$ 976	(976)
Dividends on common shares (Note 18)		(33,834)		(33,834)						(33,834)
Increase (decrease) in transactions with owners (in shares) | shares					359,375
Increase (decrease) in equity excluding comprehensive income		(29,890)		(29,890)	$ 4,292	(292)				(33,890)
Net earnings		41,224		41,216						41,216		8
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[2]	(3,057)	[3]	(3,057)			(3,057)		(3,057)
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(503)		(503)			(503)		(503)
Remeasurement of defined benefit liability (Note 20)	[5]	589	[4]	589						589
Change in cumulative translation adjustments		(7,798)	[6]	(7,697)			(7,697)	(7,697)				(101)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[8]	10,235	[7]	10,235			10,235	10,235
Other comprehensive (loss) income		(534)		(433)			(1,022)	2,538	(3,560)	589		(101)
Comprehensive (loss) income for the year		40,690		40,783			(1,022)	2,538	(3,560)	41,805		(93)
Ending balance, equity (in shares) at Dec. 31, 2019 | shares					59,009,685
Ending balance, equity at Dec. 31, 2019		$ 272,228		260,740	$ 354,559	16,782	(22,702)	(21,632)	(1,070)	(87,899)		11,488
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		17,362			17,362
Exercise of stock options (Note 18)		$ 271		271	$ 271
Change in excess tax benefit on exercised share-based awards (Note 5)						0
Change in excess tax benefit on outstanding share-based awards (Note 5)		5,306		5,306		5,306
Share-based compensation (Note 18)		738		738		738
Share-based compensation expense credited to capital on options exercised (Note 18)		0		0	$ 50	(50)
Dividends on common shares (Note 18)		(35,405)		(35,405)						(35,405)
Increase (decrease) in transactions with owners (in shares) | shares					17,362
Increase (decrease) in equity excluding comprehensive income		(29,090)		(29,090)	$ 321	5,994				(35,405)
Net earnings		73,455		72,670						72,670		785
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[9]	(2,027)	[3]	(2,027)			(2,027)		(2,027)
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0
Remeasurement of defined benefit liability (Note 20)	[10]	(480)	[4]	(480)						(480)
Change in cumulative translation adjustments	[11]	(3,028)	[6]	(2,881)			(2,881)	(2,881)				(147)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[12]	5,724	[7]	5,724			5,724	5,724
Other comprehensive (loss) income		189		336			816	2,843	(2,027)	(480)		(147)
Comprehensive (loss) income for the year		73,644		73,006			816	2,843	(2,027)	72,190		638
Dividend paid to non-controlling interest in GPCP Inc.		$ (100)										(100)
Ending balance, equity (in shares) at Dec. 31, 2020 | shares		59,027,047			59,027,047
Ending balance, equity at Dec. 31, 2020		$ 316,682		304,656	$ 354,880	22,776	(21,886)	(18,789)	(3,097)	(51,114)		12,026
Transactions with owners
Exercise of stock options (Note 18) (in shares) | shares		257,900			257,900
Exercise of stock options (Note 18)		$ 2,664		2,664	$ 2,664
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0	672	(672)
Change in excess tax benefit on outstanding share-based awards (Note 5)		824		824		824
Share-based compensation (Note 18)		879		879		879
Share-based compensation expense credited to capital on options exercised (Note 18)		0		0	$ 737	(737)
Dividends on common shares (Note 18)		(38,751)		(38,751)						(38,751)
Increase (decrease) in transactions with owners (in shares) | shares					257,900
Increase (decrease) in equity excluding comprehensive income		(34,384)		(34,384)	$ 4,073	294				(38,751)
Net earnings		70,005		67,813						67,813		2,192
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[13]	1,806	[3]	1,806			1,806		1,806
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0
Remeasurement of defined benefit liability (Note 20)	[14]	3,939	[4]	3,939						3,939
Change in cumulative translation adjustments		5,212	[6]	5,343			5,343	5,343				(131)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[15]	(11,012)	[7]	(11,012)			(11,012)	(11,012)
Other comprehensive (loss) income		(55)		76			(3,863)	(5,669)	1,806	3,939		(131)
Comprehensive (loss) income for the year		$ 69,950		67,889			(3,863)	(5,669)	1,806	71,752		2,061
Ending balance, equity (in shares) at Dec. 31, 2021 | shares		59,284,947			59,284,947
Ending balance, equity at Dec. 31, 2021		$ 352,248		$ 338,161	$ 358,953	$ 23,070	$ (25,749)	$ (24,458)	$ (1,291)	$ (18,113)		$ 14,087

[1]	Presented net of income tax benefit of $3.
[2]	Presented net of deferred income tax benefit of $359
[3]	Presented net of deferred income tax expense (benefit) of $577 in 2021, ($658) in 2020 and ($359) in 2019.
[4]	Presented net of deferred income tax expense (benefit) of $1,366 in 2021, ($216) in 2020, and $173 in 2019.
[5]	Presented net of deferred income tax expense of $173.
[6]	Presented net of deferred income tax expense of $281 in 2020 (nil in 2021 and 2019).
[7]	Presented net of deferred income tax expense of $1,589 in 2021, $764 in 2020 and $45 in 2019.
[8]	Presented net of deferred income tax expense of $45.
[9]	Presented net of deferred income tax benefit of $658.
[10]	Presented net of deferred income tax benefit of $216.
[11]	Presented net of deferred income tax expense of $281.
[12]	Presented net of deferred income tax expense of $764.
[13]	Presented net of deferred income tax expense of $577.
[14]	Presented net of deferred income tax expense of $1,366.
[15]	Presented net of deferred income tax expense of $1,589.